Note 23 - Financial Instruments - Maturity Analysis (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Carrying amounts	$ (2,026,246)	$ (2,575,490)
Carrying amounts	(193,465)	(155,457)	$ (159,045)
Non-derivative financial liabilities, undiscounted cash flows	(2,219,711)	(2,730,947)
Carrying amounts	(2,219,711)	(2,730,947)
Less than six months [member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	(2,053,834)	(2,608,946)
Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	(27,588)	(33,456)
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	(138,290)	(88,545)
Trade and other payables[member]
Statement Line Items [Line Items]
Trade and other payables	(2,026,246)	(2,575,490)
Carrying amounts	(2,026,246)	(2,575,490)
Carrying amounts	(2,026,246)	(2,575,490)
Trade and other payables[member] | Less than six months [member]
Statement Line Items [Line Items]
Trade and other payables	(2,026,246)	(2,575,490)
Trade and other payables[member] | Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Trade and other payables[member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables	0	0
Lease liabilities [member]
Statement Line Items [Line Items]
Lease liabilities	(193,465)	(155,457)
Carrying amounts	(193,465)	(155,457)
Carrying amounts	(193,465)	(155,457)
Lease liabilities [member] | Less than six months [member]
Statement Line Items [Line Items]
Lease liabilities	(27,588)	(33,456)
Lease liabilities [member] | Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Lease liabilities	(27,588)	(33,456)
Lease liabilities [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Lease liabilities	$ (138,290)	$ (88,545)